TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND SUMMARY
The Fund's Investment Goal
The Touchstone International Fixed Income Fund (the “Fund”) seeks total return.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 67 and in the Fund’s Statement of Additional Information (“SAI”) on page 71.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class Y	Institutional
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Total Other Expenses		1.17%	3.18%	2.36%	0.48%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.98%	4.74%	2.92%	1.04%
Fee Waiver and/or Expense Reimbursement	[2]	(0.88%)	(2.89%)	(2.07%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.10%	1.85%	0.85%	0.70%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.09%, 1.84%, 0.84%, and 0.69% for Class A shares, Class C shares, Class Y shares, and Institutional Class shares, respectively. This expense limitation will remain in effect until at least January 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	582	288	87	72
Expense Example, With Redemption, 3 Years	986	1,168	708	297
Expense Example, With Redemption, 5 Years	1,414	2,154	1,355	541
Expense Example, With Redemption, 10 Years	2,604	4,640	3,094	1,240

Expense Example, No Redemption (USD $)	Class C
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	1,168
Expense Example, No Redemption, 5 Years	2,154
Expense Example, No Redemption, 10 Years	4,640

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities of issuers located outside the United States. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Fixed-income securities generally consist of debt obligations of developed and emerging market governments and their agencies and instrumentalities, corporate debt obligations, non-investment-grade corporate debt obligations, and debt securities that are convertible into common or preferred stock. Corporate debt obligations include corporate bonds, debentures, notes, and other similar instruments. Investment-grade fixed-income securities include securities rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated by S&P or Moody’s, determined by the sub-advisor, GAM International Management Limited (“GAM International” or “Sub-Advisor”), to be of comparable quality. The Fund may invest in securities denominated in U.S. dollars or a foreign currency.

The Fund may invest up to 20% of its net assets in non-investment-grade debt securities. The Fund may invest up to 10% of its total assets in debt obligations of emerging market governments and their agencies and instrumentalities. The Fund may invest in forward currency contracts in order to achieve its goals. Forward currency contracts may be used to hedge currency exposure of the Fund’s fixed-income securities and they may be used to invest in a currency that GAM International expects to appreciate relative to another currency. In addition, in order to implement its investment strategy, GAM International may use other derivatives, such as futures or options, to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the Fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

GAM International selects the Fund’s foreign country and currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade, and current account balances. In selecting the Fund’s target fixed-income sector weights, GAM International assesses the relative valuations of the sectors by determining whether the securities included within a sector are selling at a discount to GAM International’s estimate of their intrinsic value. Once country, currency, and sector weights are established, GAM International selects fixed-income securities within each sector and country that it believes offer attractive income or capital appreciation potential with a reasonable level of risk. GAM International generally sells a security when it reaches a target price, there is a change in the issuer’s credit quality, or if it’s current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. Under normal circumstances, the Fund’s effective duration will be within two years (plus or minus) of the effective duration of the Fund’s benchmark, the Citigroup World Government Bond Index ex-U.S., which as of November 30, 2012 was 7.28.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

The Principal Risks

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer’s securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.  Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.  Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization (“NRSRO”) to below investment-grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition.  Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt.  Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers.  Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government’s policies towards the International Monetary Fund, the World Bank, and other international agencies.  If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor.  In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal.  There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid.  In addition, the market for non-investment-grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment-grade debt securities can also be more difficult to sell for good value.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.  These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Forward Currency Exchange Contract Risk: A forward currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking total return who can withstand the share price volatility of international fixed income investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with the Citigroup World Government Bond Index ex-U.S.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

International Fixed Income Fund — Class A Total Return as of December 31

Best Quarter: 3rd Quarter 2010 +11.17% Worst Quarter: 4th Quarter 2010 -1.60% The year-to-date return for the Fund’s Class A shares as of December 31, 2012 is 1.86%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	1.86%	5.08%	Sep. 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	1.38%	3.38%	Sep. 30, 2009
Class A After Taxes on Distributions and Sale of Fund Shares	Class A Return After Taxes on Distributions and Sale of Fund Shares	1.24%	3.36%	Sep. 30, 2009
Class C	Class C Return Before Taxes	5.17%	5.89%	Sep. 30, 2009
Class Y	Class Y Return Before Taxes	7.35%	6.95%	Sep. 30, 2009
Institutional	Institutional Class Return Before Taxes	7.40%	7.11%	Sep. 30, 2009
Citigroup World Government Bond Index ex U.S.	Citigroup World Government Bond Index ex U.S. (reflects no deductions for fees, expenses or taxes)	1.51%	3.12%	Sep. 30, 2009